Shareholders’ Equity - Blackstone Securities Purchase agreement (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	2 Months Ended		12 Months Ended
	Nov. 06, 2021	Jun. 17, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Class of Stock
Number of shares issued in transaction (shares)		2,069,466	1,718,506
Gross proceeds from sale of stock	$ 100.0
Proceeds of issuance of ordinary shares, net of issuance costs		$ 14.3	$ 15.3			$ 29.6
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares)	17,985,611				17,985,611	3,787,972
Per share price of issuance (usd per share)	$ 5.56
Gross proceeds from sale of stock	$ 100.0
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98.0
ADS
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs				$ 91.6